Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net loss	$ (60,822)	$ (70,515)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	6,245	8,826
Depreciation expense	1,634	1,814
Non-cash interest expense	2,141	1,342
Non-cash lease expense	785	887
Loss on extinguishment of debt	0	553
Change in fair value of derivative liability	(2,070)	(1,621)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	850	669
Other receivables	0	1,350
Accounts payable, accrued expenses and other liabilities	(7,498)	3,455
Deferred revenue	0	(1,340)
Operating lease liability	(1,557)	(1,608)
Net cash used in operating activities	(60,292)	(56,188)
Investing activities:
Purchases of property and equipment	0	(254)
Net cash used in investing activities	0	(254)
Financing activities:
Proceeds from at the market offering of common stock, net of issuance costs	5,939	23,576
Proceeds from drawdown of term loans	0	30,000
Payment of debt issuance costs	0	(673)
Repayment of term loan	0	(40,000)
Proceeds from issuances under Employee Stock Purchase Plan	89	142
Proceeds from stock option exercises	0	35
Net cash provided by financing activities	6,028	13,080
Net decrease in cash, cash equivalents and restricted cash and cash equivalents	(54,264)	(43,362)
Cash, cash equivalents and restricted cash and cash equivalents—beginning of period	112,215	155,577
Cash, cash equivalents and restricted cash and cash equivalents—end of period	57,951	112,215
Supplemental disclosure of cash flow information:
Cash paid for interest	3,133	3,358
Supplemental disclosure of non-cash investing and financing activities:
Issuance costs in accounts payable and accrued expenses	120	84
Fair value of derivative liability issued with term loan	$ 0	$ 4,450